Basis of Presentation - IFRS 9 Financial Instruments (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
IFRS 9 Financial Instruments
Total Debt	€ 6,099,463		€ 5,901,815
Impact on Total Debt		€ (2,580)
Impact on Deferred Expenses		(22,056)
Impact of new IFRS
IFRS 9 Financial Instruments
(Positive) Negative Impact on Reserves		(24,636)
Senior Unsecured Notes
IFRS 9 Financial Instruments
Impact on Total Debt		146,333
Impact on Deferred Expenses		(41,035)
Senior Unsecured Notes | Impact of new IFRS
IFRS 9 Financial Instruments
(Positive) Negative Impact on Reserves		105,298
Senior Secured Debt
IFRS 9 Financial Instruments
Impact on Total Debt		(148,913)
Impact on Deferred Expenses		18,979
Senior Secured Debt | Impact of new IFRS
IFRS 9 Financial Instruments
(Positive) Negative Impact on Reserves		(129,934)
Amortised cost
IFRS 9 Financial Instruments
Total Debt		4,228,824
Amortised cost | Senior Unsecured Notes
IFRS 9 Financial Instruments
Total Debt		853,667
Amortised cost | Senior Secured Debt
IFRS 9 Financial Instruments
Total Debt		3,375,157
IFRS 9
IFRS 9 Financial Instruments
Total Debt		4,226,244
IFRS 9 | Senior Unsecured Notes
IFRS 9 Financial Instruments
Total Debt		1,000,000
IFRS 9 | Senior Secured Debt
IFRS 9 Financial Instruments
Total Debt		€ 3,226,244